Hyundai Auto Receivables Trust 2008-A
Monthly Servicing Report

Collection Period	December 2008
Distribution Date	01/15/09
Transaction Month	7
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	May 9, 2008
Closing Date:	June 25, 2008

	Dollars	Units	WAC	WAM
Original Pool Balance:	$709,573,681.53	38,999	6.42%	59.79
Original Adj. Pool Balance:	$674,977,361.41

	Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes Fixed	$159,000,000.00	22.408%	2.84863%		July 15, 2009
Class A-2 Notes Fixed	$179,000,000.00	25.226%	4.16000%		May 16, 2011
Class A-3 Notes Fixed	$171,000,000.00	24.099%	4.93000%		December 17, 2012
Class A-4 Notes Fixed	$103,542,000.00	14.592%	5.48000%		November 17, 2014
Total Securities	$612,542,000.00	86.325%

Overcollateralization	$62,435,361.41	8.799%
YSOA	$34,596,320.12	4.876%
Total Original Pool Balance	$709,573,681.53	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$43,517,379.56	0.2736942	$28,988,254.23	0.1823161	$14,529,125.33
Class A-2 Notes	$179,000,000.00	1.0000000	$179,000,000.00	1.0000000	$-
Class A-3 Notes	$171,000,000.00	1.0000000	$171,000,000.00	1.0000000	$-
Class A-4 Notes	$103,542,000.00	1.0000000	$103,542,000.00	1.0000000	$-
Total Securities	$497,059,379.56	0.8114699	$482,530,254.23	0.7877505	$14,529,125.33

Weighted Avg. Coupon (WAC)	6.34%		6.33%
Weighted Avg. Remaining Maturity (WARM)	53.69		52.78
Pool Receivables Balance	$598,833,100.17		$584,404,559.71
Remaining Number of Receivables	36,272		35,956

Adjusted Pool Balance	$570,224,142.91		$556,744,086.53

III. COLLECTIONS

Principal:
Principal Collections	$13,673,478.78
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$153,291.30
Total Principal Collections	$13,826,770.08

Interest:
Interest Collections	$3,098,497.52
Late Fees & Other Charges	$46,283.26
Interest on Repurchase Principal	$-
Total Interest Collections	$3,144,780.78

Collection Account Interest	$22,607.04
Reserve Account Interest	$5,533.00
Servicer Advances	$-

Total Collections	$16,999,690.90

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Hyundai Auto Receivables Trust 2008-A
Monthly Servicing Report

Collection Period	December 2008
Distribution Date	01/15/09
Transaction Month	7
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections				$16,999,690.90
Reserve Account Release				$-
Reserve Account Draw				$-
Total Available for Distribution				$16,999,690.90
		Amount Due	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$499,027.58	$499,027.58	$499,027.58
Collection Account Interest				$22,607.04
Late Fees & Other Charges				$46,283.26
Total due to Servicer				$567,917.88

3. Class A Noteholders Interest:
Class A-1 Notes		$106,747.56	$106,747.56
Class A-2 Notes		$620,533.33	$620,533.33
Class A-3 Notes		$702,525.00	$702,525.00
Class A-4 Notes		$472,841.80	$472,841.80

Total interest:		$1,902,647.69	$1,902,647.69	$1,902,647.69

Available Funds Remaining:				$14,529,125.33

4. Principal Distribution Amount:				$14,529,125.33

	Distributable Amount	Paid Amount
Class A-1 Notes		$14,529,125.33
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	45,505,503.10	$14,529,125.33
Total Noteholders Principal		$14,529,125.33

5. Available Amounts Remaining to reserve account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$28,608,957.26
Beginning Period Amount	$28,608,957.26
Current Period Amortization	$948,484.08
Ending Period Required Amount	$27,660,473.18
Ending Period Amount	$27,660,473.18
Next Distribution Date Required Amount	$26,726,438.98

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$3,374,886.81
Beginning Period Amount	$3,374,886.81
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$3,374,886.81
Ending Period Amount	$3,374,886.81

VII. OVERCOLLATERALIZATION

Overcollateralization Target	19.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$73,164,763.35	$74,213,832.30	$105,190,210.07
Overcollateralization as a % of Adjusted Pool		12.83%	13.33%	18.89%

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Hyundai Auto Receivables Trust 2008-A
Monthly Servicing Report

Collection Period	December 2008
Distribution Date	01/15/09
Transaction Month	7
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.80%	35,165	97.76%	$571,336,783.51
30 - 60 Days	1.74%	627	1.78%	$10,390,838.12
61 - 90 Days	0.37%	132	0.37%	$2,153,903.79
91 + Days	0.09%	32	0.09%	$523,034.29
		35,956		$584,404,559.71
Total
Delinquent Receivables 61 + days past due	0.46%	164	0.46%	$2,676,938.08
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.44%	159	0.45%	$2,720,608.67
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.31%	114	0.32%	$1,984,193.46
Three-Month Average Delinquency Ratio	0.40%		0.41%

Repossession in Current Period		74		$1,282,148.36
Repossession Inventory		146		$2,588,048.42

Charge-Offs
Gross Principal of Charge-Off for Current Period				$755,061.68
Recoveries				$(153,291.30)
Net Charge-offs for Current Period				$601,770.38

Beginning Pool Balance for Current Period				$598,833,100.17

Net Loss Ratio				1.21%
Net Loss Ratio for 1st Preceding Collection Period				1.61%
Net Loss Ratio for 2nd Preceding Collection Period				2.10%
Three-Month Average Net Loss Ratio for Current Period				1.64%

Cumulative Net Losses for All Periods				$3,979,614.54
Cumulative Net Losses as a % of Initial Pool Balance				0.56%

Principal Balance of Extensions				$6,650,208.61
Number of Extensions				372

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